Long-term Debt (Details Narrative) - USD ($) $ in Millions			1 Months Ended
		Dec. 30, 2013	Jan. 31, 2007	Dec. 31, 2016	Apr. 11, 2016	Dec. 11, 2014	Dec. 03, 2014
OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 14,341
OneMain Holdings, LLC [Member] | Senior Note 8.25%, due 2020 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,000
Interest rates (as a percent)					8.25%
Long-term debt, gross				1,000
OneMain Holdings, LLC [Member] | Senior Note 8.25%, due 2020 [Member] | Guaranty Agreements [Member] | Springleaf Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,000
Interest rates (as a percent)					8.25%
OneMain Holdings, LLC [Member] | Senior Notes [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 5,200					$ 70,000,000,000
Long-term debt, gross				2,900
OneMain Holdings, LLC [Member] | Senior Notes 5.25 Percent Due 2019 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)							5.25%
Long-term debt, gross				$ 70,000
OneMain Holdings, LLC [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)	[1]			6.00%
OneMain Holdings, LLC [Member] | Junior Subordinated Debt [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 35,000,000,000
Term of debt		60 years	60 years
OneMain Holdings, LLC [Member] | Senior Notes 8.250 Percent Due 2023 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)		8.25%
OneMain Holdings, LLC [Member] | Senior Notes 7.750 Percent Due 2021 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)		7.75%
OneMain Holdings, LLC [Member] | Senior Notes 6.00 Percent Due 2020 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)		6.00%
OneMain Holdings, Inc. [Member] | Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 70,000,000,000
OneMain Holdings, Inc. [Member] | Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 80,000,000,000
OneMain Holdings, Inc. [Member] | Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member] | OneMain Financial Holdings, Inc. [Member] | Senior Note 6.75 Percent due 2019 [Member]
Debt Instrument [Line Items]
Senior notes				$ 1,500
OneMain Financial Holdings, LLC [Member] | Junior Subordinated Debt [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 35,000,000,000
OneMain Financial Holdings, LLC [Member] | Senior Note 6.75 Percent due 2019 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						6.75%
OneMain Financial Holdings, LLC [Member] | Senior Note 7.25 Percent due 2021 [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Interest rates (as a percent)						7.25%
OneMain Financial Holdings, Inc. [Member] | Warehouse Agreement Borrowings [Member] | Guaranty Agreements [Member]
Debt Instrument [Line Items]
Senior notes				$ 2,300

[1]	The interest rates shown are the range of contractual rates in effect at December 31, 2016.